PRINCIPAL ACCOUNTING POLICIES - Additional information (Details) ¥ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022 CNY (¥) segment	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jan. 01, 2019 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Allowance for doubtful accounts receivable	¥ 0	¥ 0
Impairment of long-lived assets	0	0
Employee benefit expenses incurred	171,116	109,040
Operating lease right of use asset	303,609		¥ 310,445		¥ 309,085	¥ 50,570
Operating lease liability	312,443		314,313		¥ 310,896	¥ 50,089
Unrecognized tax benefits	0
Advertising expense	348,594	723,724
Appropriations to statutory reserves	0	¥ 0
Tax adjustments to arrive at other comprehensive income/(loss)	¥ 0
Number of reportable segment | segment	1
Foreign invested enterprise | General reserve fund | CHINA
PRINCIPAL ACCOUNTING POLICIES
Minimum percentage appropriation to general reserve fund required	10.00%
Required general reserve registered capital ratio to deforce compulsory net profit allocation to general reserve	50.00%
Domestic enterprise | Statutory surplus reserve | CHINA
PRINCIPAL ACCOUNTING POLICIES
Minimum percentage appropriation to statutory surplus fund required	10.00%
Required statutory surplus registered capital ratio to deforce compulsory net profit allocation to statutory surplus	50.00%
Key accounts | Minimum
PRINCIPAL ACCOUNTING POLICIES
Contributed revenue defines enterprise customers	¥ 50
Mid-sized accounts | Minimum
PRINCIPAL ACCOUNTING POLICIES
Contributed revenue defines enterprise customers	5
Mid-sized accounts | Maximum
PRINCIPAL ACCOUNTING POLICIES
Contributed revenue defines enterprise customers	50
Small-sized accounts | Maximum
PRINCIPAL ACCOUNTING POLICIES
Contributed revenue defines enterprise customers	¥ 5
Transferred over time | Online recruitment services to enterprise customers
PRINCIPAL ACCOUNTING POLICIES
Deferred revenue, revenue recognized			2,509,702	¥ 2,207,283
Transferred at point in time | Online recruitment services to enterprise customers
PRINCIPAL ACCOUNTING POLICIES
Deferred revenue, revenue recognized			¥ 881,946	¥ 929,771